Operating expenses (Schedule of detailed information about components of general and administrative expenses) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 207,217	$ 146,636	$ 148,616
General and administrative [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	128,034	42,113	70,584
Rent and occupancy [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	19,702	18,514	17,663
Office insurance [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	2,599	1,986	1,930
Investor relations, listing and filing fees [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	45,956	77,535	52,756
Telephone [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 10,926	$ 6,488	$ 5,683